Other Financial Data (Other Items Reported In Earnings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Other Financial Data [Abstract]
Research and development expense	$ 576	$ 547	$ 555
Depreciation expense	521	505	522
Rent expense	$ 414	$ 395	$ 372